Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
FIRST BUSEY CORPORATION PROFIT SHARING PLAN AND TRUST
FORM 5500, SCHEDULE H, LINE 4I—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

Name of Plan Sponsor:	First Busey Corporation
Employer Identification Number:	37-1078406
Three-digit Plan Number:	002

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
		Common stock and stock fund:
*	First Busey Corporation	Stock fund	†	$9,510,730
*	First Busey Corporation	Common stock	†	603,695
				$10,114,425
		Mutual funds:
	American Century	Mid Cap Value Fund	†	$658,900
	American Funds	The Growth Fund of America	†	26,559,026
	American Funds	The Income Fund of America	†	7,071,885
	American Funds	EuroPacific Growth Fund	†	1,819,383
	AQR	Emerging Multi-Style II	†	2,654,880
	Congress	Mid Cap Growth Fund	†	4,322,445
	DFA	US Targeted Value Portfolio	†	4,212,441
	Dodge and Cox	Dodge and Cox Stock Fund	†	9,388,031
	DoubleLine	Core Fixed Income Fund	†	10,870,826
	Federated Hermes	Ultrashort Bond Fund	†	2,042,178
	GMO	Trust International Developed Equity Allocation	†	12,759,906
	T. Rowe Price	Retirement Fund 2010	†	54,083
	T. Rowe Price	Retirement Fund 2015	†	16,550
	T. Rowe Price	Retirement Fund 2020	†	5,178,788
	T. Rowe Price	Retirement Fund 2025	†	3,781,266
	T. Rowe Price	Retirement Fund 2030	†	26,684,949
	T. Rowe Price	Retirement Fund 2035	†	7,912,530
	T. Rowe Price	Retirement Fund 2040	†	19,944,506
	T. Rowe Price	Retirement Fund 2045	†	8,300,663
	T. Rowe Price	Retirement Fund 2050	†	16,071,006
	T. Rowe Price	Retirement Fund 2055	†	3,552,395
	T. Rowe Price	Retirement Fund 2060	†	6,642,262
	T. Rowe Price	Retirement Fund 2065	†	1,647,215
	Vanguard	500 Index Fund Admiral	†	40,087,009
	Vanguard	Mid-Cap Index Admiral	†	2,635,733
	Vanguard	Small-Cap Index Admiral	†	2,659,720
				$227,528,576
		Managed funds (see attachment):
*	First Busey Corporation	Aggressive	†	$19,357,704
*	First Busey Corporation	Balanced	†	29,115,862
*	First Busey Corporation	Conservative	†	2,804,482
*	First Busey Corporation	Growth	†	19,579,962
*	First Busey Corporation	Moderate	†	12,196,735
				$83,054,745

FIRST BUSEY CORPORATION PROFIT SHARING PLAN AND TRUST
FORM 5500, SCHEDULE H, LINE 4I—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
		Money market accounts:
*	Charles Schwab Bank	Schwab Value Advantage Money Fund (Ultra Shares)		$7,452,017

		Notes receivable from participants:
*	Notes Receivable From Participants	Interest rates ranging from 3.25% to 9.50% and maturities ranging from January 2026 to July 2035		$2,894,127
				$331,043,890
___________________________________________
*    Represents a party-in-interest
†    Investments are participant-directed; therefore, cost information is not disclosed

Aggressive Managed Fund:
American Century Mid Cap Value Fund	$676,114
American Funds The Growth Fund of America	3,208,403
American Funds Euro Pacific Growth Fund	1,938,910
AQR Emerging Multi-Style II	642,884
Congress Mid Cap Growth Fund	673,064
DFA Emerging Markets Small Cap	526,528
DFA US Targeted Value Portfolio	288,980
Dodge and Cox International Stock Fund	1,936,220
Dodge and Cox Stock Fund	3,208,219
Stone Ridge High Yield Reinsurance Risk Premium Fund	876,613
Vanguard Emerging Markets Bond Fund Admiral Shares	681,593
Vanguard Short Term Corporate Bond Index Fund	389,492
Vanguard Small Cap Index Admiral	288,763
Vanguard 500 Index Fund	3,206,361
Virtus KAR International Small-Mid Cap Fund	290,650
William Blair Emerging Markets Small Cap Growth Fund	524,910
$19,357,704

Balanced Managed Fund:
American Century Mid Cap Value Fund	$580,665
American Funds The Growth Fund of America	2,809,642
American Funds Euro Pacific Growth Fund	1,610,131
AQR Emerging Multi-Style II	499,355
Congress Mid Cap Growth Fund	572,518
DFA Emerging Markets Small Cap	467,182
DFA US Targeted Value Portfolio	230,315
Dodge and Cox International Stock Fund	1,605,431
Dodge and Cox Stock Fund	2,817,681
DoubleLine Core Fixed Income Fund	11,658,325
Federated Hermes Ultra Short Bond Fund	439,844
Stone Ridge High Yield Reinsurance Risk Premium Fund	880,568
Vanguard Emerging Markets Bond Fund Admiral Shares	733,633
Vanguard Small Cap Index Admiral	229,188
Vanguard Short Term Corporate Bond Index Fund	439,158
Vanguard 500 Index Fund	2,807,539
Virtus KAR International Small-Mid Cap Fund	264,130
William Blair Emerging Markets Small Cap Growth Fund	469,072
Cash	1,485
$29,115,862

Conservative Managed Fund:
American Century Mid Cap Value Fund	$27,830
American Funds The Growth Fund of America	125,403
American Funds Euro Pacific Growth Fund	70,260
AQR Emerging Multi-Style II	22,704
Congress Mid Cap Growth Fund	27,549
DFA Emerging Markets Small Cap	22,510
DFA U.S. Targeted Value Portfolio	8,275
Dodge and Cox International Stock Fund	70,225
Dodge and Cox Stock Fund	126,030
DoubleLine Core Fixed Income Fund	1,907,349
Federated Hermes Ultra Short Bond Fund	112,840
Stone Ridge High Yield Reinsurance Risk Premium Fund	56,291
Vanguard Emerging Markets Bond Fund Admiral Shares	28,088
Vanguard Short Term Corporate Bond Index Fund	42,197
Vanguard Small Cap Index Admiral	8,291
Vanguard 500 Index Fund	128,590
William Blair Emerging Markets Small Cap Growth Fund	19,877
Cash	173
$2,804,482

Growth Managed Fund:
American Century Mid Cap Value Fund	$488,524
American Funds The Growth Fund of America	2,561,125
American Funds Euro Pacific Growth Fund	1,568,899
AQR Emerging Multi-Style II	452,968
Congress Mid Cap Growth Fund	486,046
DFA Emerging Markets Small Cap	434,066
DFA US Targeted Value Portfolio	233,585
Dodge and Cox International Stock Fund	1,566,723
Dodge and Cox Stock Fund	2,561,307
DoubleLine Core Fixed Income Fund	3,911,032
Stone Ridge High Yield Reinsurance Risk Premium Fund	788,161
Vanguard Emerging Markets Bond Fund Admiral Shares	630,379
Vanguard Short Term Corporate Bond Index Fund	394,103
Vanguard Small Cap Index Admiral	233,408
Vanguard 500 Index Fund	2,559,495
Virtus KAR International Small-Mid Cap Fund	275,371
William Blair Emerging Markets Small Cap Growth Fund	432,394
Cash	2,376
$19,579,962

Moderate Managed Fund:
American Century Mid Cap Value Fund	$182,412
American Funds The Growth Fund of America	946,327
American Funds Euro Pacific Growth Fund	551,830
AQR Emerging Multi-Style II	160,093
Congress Mid Cap Growth Fund	179,802
DFA Emerging Markets Small Cap	158,583
DFA US Targeted Value Portfolio	72,351
Dodge and Cox International Stock Fund	550,220
Dodge and Cox Stock Fund	948,965
DoubleLine Core Fixed Income Fund	6,102,076
Federated Hermes Ultra Short Bond Fund	369,875
Stone Ridge High Yield Reinsurance Risk Premium Fund	294,296
Vanguard Emerging Markets Bond Fund Admiral Shares	245,187
Vanguard Short Term Corporate Bond Index Fund	147,156
Vanguard Small Cap Index Admiral	71,823
Vanguard 500 Index Fund	945,617
Virtus KAR International Small-Mid Cap Fund	110,273
William Blair Emerging Markets Small Cap Growth Fund	159,776
Cash	73
$12,196,735

TOTAL MANAGED FUNDS	$83,054,745